Treasury shares (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Schedule of Treasury Shares

	Number of shares 000s	£m

At 1 January 2021	903	7

Purchase of treasury shares	2,158	16

Newly issued treasury shares	2,500	1

Release of treasury shares	(3,990)	(12)

At 31 December 2021	1,571	12

Purchase of treasury shares	4,513	37

Release of treasury shares	(4,220)	(34)

At 31 December 2022	1,864	15